SCHEDULE OF AMORTIZED COST OF THE CONVERTIBLE NOTE (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Debt Disclosure [Abstract]
Convertible Note Principal- Issued in November 2024	$ 1,635,000
Debt issuance discount	(135,000)
Debt discount of fair value for pre-delivery Shares	(1,499,150)
Interest accrued	11,970
Convertible Notes Principal and accrued interest as of December 31, 2024	12,820
Amortization of debt discount and fair value for pre-delivery shares	1,421,069
Principal and accrued interest converted into Common stock	(1,382,664)
Convertible Notes Principal and accrued interest as of June 30, 2025	$ 51,225